Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.4%

Security	Principal Amount (000's omitted)	Value
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87%, 10/15/24	$300	$ 307,993
Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(1)	300	306,775
Total Asset-Backed Securities (identified cost $606,571)		$ 614,768

Commercial Mortgage-Backed Securities — 2.2%

Security	Principal Amount (000's omitted)	Value
Citigroup Commercial Mortgage Trust:
Series 2013-GC17, Class A4, 4.131%, 11/10/46	$422	$ 454,925
Series 2014-GC21, Class A5, 3.855%, 5/10/47	645	700,349
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	625	644,295
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.166%, 2/15/48	1,275	1,367,057
Total Commercial Mortgage-Backed Securities (identified cost $3,009,673)		$ 3,166,626

Corporate Bonds — 27.7%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.9%
Barrick North America Finance, LLC, 5.75%, 5/1/43	$100	$ 132,079
Dow Chemical Co. (The), 4.375%, 11/15/42	100	113,732
DuPont de Nemours, Inc., 2.169%, 5/1/23	500	502,263
LYB International Finance BV, 5.25%, 7/15/43	100	121,935
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200	213,352
Sherwin-Williams Co. (The), 4.20%, 1/15/22	300	306,131
		$ 1,389,492
Communications — 4.2%
AT&T, Inc.:
4.90%, 6/15/42	$200	$234,041
5.375%, 10/15/41	100	118,790
5.45%, 3/1/47	1,000	1,256,320
Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	500	567,140
Comcast Corp.:
4.00%, 3/1/48	50	55,975
4.15%, 10/15/28	100	114,516
Discovery Communications, LLC, 4.125%, 5/15/29	200	221,199
Motorola Solutions, Inc., 2.30%, 11/15/30	250	236,749
Security	Principal Amount (000's omitted)	Value
Communications (continued)
NBCUniversal Media, LLC, 4.45%, 1/15/43	$200	$ 236,901
Rogers Communications, Inc., 3.625%, 12/15/25	1,000	1,092,027
T-Mobile USA, Inc., 3.50%, 4/15/25(1)	250	269,970
Verizon Communications, Inc.:
1.68%, 10/30/30(1)	340	315,982
2.875%, 11/20/50	150	133,573
Walt Disney Co. (The), 5.40%, 10/1/43	100	133,228
WPP Finance 2010, 3.75%, 9/19/24	1,000	1,089,770
		$6,076,181
Consumer, Cyclical — 2.1%
Cintas Corp. No. 2, 3.25%, 6/1/22	$350	$358,692
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	200	202,940
General Motors Co., 5.00%, 4/1/35	1,000	1,153,632
Lowe's Cos., Inc., 3.875%, 9/15/23	100	107,301
McDonald's Corp., 3.60%, 7/1/30	300	327,607
Starbucks Corp., 3.75%, 12/1/47	250	256,619
VF Corp., 2.95%, 4/23/30	225	234,012
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250	367,018
		$3,007,821
Consumer, Non-cyclical — 4.9%
AbbVie, Inc.:
2.90%, 11/6/22	$200	$207,470
3.20%, 11/21/29	300	319,367
Alcon Finance Corp., 3.00%, 9/23/29(1)	350	363,492
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	100	106,489
4.625%, 2/1/44	1,000	1,143,898
Bunge, Ltd. Finance Corp., 1.63%, 8/17/25	250	250,315
CVS Health Corp., 4.30%, 3/25/28	282	320,423
CVS Pass-Through Trust, 6.036%, 12/10/28	65	76,350
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	418,708
Equifax, Inc., 3.30%, 12/15/22	450	468,477
Gilead Sciences, Inc., 3.70%, 4/1/24	100	107,749
Kroger Co. (The):
3.85%, 8/1/23	100	106,989
3.875%, 10/15/46	250	261,981
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100	107,502
Molson Coors Brewing Co., 5.00%, 5/1/42	100	115,643
Perrigo Finance Unlimited Co., 3.15%, 6/15/30	250	245,770
Pfizer, Inc., 4.40%, 5/15/44	1,000	1,190,434
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51(2)	100	100,914
Sysco Corp., 5.95%, 4/1/30	250	312,726
Takeda Pharmaceutical Co., Ltd., 3.175%, 7/9/50	400	383,111
Tyson Foods, Inc., 3.95%, 8/15/24	100	109,285
Viatris, Inc., 2.30%, 6/22/27(1)	250	252,450
Zoetis, Inc., 4.70%, 2/1/43	100	120,833
		$7,090,376

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Energy — 3.5%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$ 219,476
CNOOC Curtis Funding No. 1 Pty., Ltd., 4.50%, 10/3/23(1)	100	108,344
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	123,640
HollyFrontier Corp., 5.875%, 4/1/26	1,000	1,134,204
Shell International Finance BV:
2.25%, 1/6/23	200	206,844
4.125%, 5/11/35	1,350	1,537,438
4.55%, 8/12/43	100	119,107
Texas Eastern Transmission, L.P., 2.80%, 10/15/22(1)	400	410,172
TransCanada PipeLines, Ltd., 4.875%, 1/15/26	1,000	1,150,311
TransContinental Gas Pipe Line Co., LLC, 4.45%, 8/1/42	100	109,460
		$5,118,996
Financial — 6.2%
American International Group, Inc., 4.875%, 6/1/22	$250	$262,579
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(3)	500	499,558
4.125%, 1/22/24	300	328,073
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	1,000	1,181,006
Boston Properties, L.P., 3.85%, 2/1/23	100	105,122
Capital One Bank, 3.375%, 2/15/23	200	210,174
Citigroup, Inc.:
4.075% to 4/23/28, 4/23/29(3)	500	556,594
5.50%, 9/13/25	80	92,819
Discover Financial Services, 3.85%, 11/21/22	200	210,266
ERP Operating, L.P., 4.625%, 12/15/21	100	101,868
Excalibur One 77B, LLC, 1.492%, 1/1/25	15	14,927
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	500	545,003
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(3)	400	400,519
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(3)	300	294,365
3.375%, 5/1/23	700	741,136
MetLife, Inc., 4.875%, 11/13/43	100	125,808
Morgan Stanley:
4.10%, 5/22/23(4)	500	534,830
5.00%, 11/24/25(4)	150	172,573
PNC Bank N.A., 2.70%, 10/22/29	250	255,910
Prudential Financial, Inc., 5.10%, 8/15/43	1,000	1,140,459
Simon Property Group, L.P., 2.65%, 7/15/30	150	150,536
US Bancorp, 3.10%, 4/27/26	250	268,613
Wells Fargo & Co.:
2.625%, 7/22/22	400	411,788
3.196% to 6/17/26, 6/17/27(3)	250	268,148
Westpac Banking Corp., 3.35%, 3/8/27	200	219,713
		$9,092,387
Industrial — 2.3%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(3)	$540	$620,086
Carrier Global Corp., 3.577%, 4/5/50	375	368,907
Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Cummins, Inc., 4.875%, 10/1/43	$100	$ 126,222
Deere & Co., 6.55%, 10/1/28	250	319,497
General Electric Co., 3.45%, 5/1/27	250	271,707
Lennox International, Inc., 1.70%, 8/1/27	300	295,376
Parker-Hannifin Corp., 3.25%, 3/1/27	200	218,046
Raytheon Technologies, Corp., 4.50%, 6/1/42	100	119,506
Roper Technologies, Inc., 2.95%, 9/15/29	250	260,632
The Boeing Co.:
3.20%, 3/1/29	150	152,061
4.875%, 5/1/25	100	111,426
5.15%, 5/1/30	100	115,299
United Parcel Service, Inc., 6.20%, 1/15/38	250	351,753
		$3,330,518
Technology — 2.2%
Apple, Inc., 3.85%, 5/4/43	$1,100	$1,246,013
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27	500	543,224
Broadcom, Inc., 3.419%, 4/15/33(1)	200	201,555
Dell International, LLC / EMC Corp., 5.30%, 10/1/29(1)	250	292,640
International Business Machines Corp., 3.625%, 2/12/24	100	109,051
Lam Research Corp., 3.75%, 3/15/26	325	360,467
NetApp, Inc., 3.25%, 12/15/22	100	103,759
Oracle Corp., 3.60%, 4/1/50	400	388,119
		$3,244,828
Utilities — 1.4%
DTE Electric Co., 2.25%, 3/1/30	$300	$299,555
Duke Energy Corp., 3.15%, 8/15/27	500	533,371
PacifiCorp, 4.10%, 2/1/42	100	111,284
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000	1,116,350
		$2,060,560
Total Corporate Bonds (identified cost $37,256,270)		$40,411,159

Sovereign Government Bonds — 0.7%

Security	Principal Amount (000's omitted)	Value
Mexico Government International Bond, 5.55%, 1/21/45(5)	$500	$ 578,665
Province of Ontario Canada, 2.45%, 6/29/22	400	410,888
Province of Quebec Canada, 2.625%, 2/13/23	75	78,289
Total Sovereign Government Bonds (identified cost $972,366)		$ 1,067,842

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
New York, NY, 3.60%, 8/1/28	$1,000	$ 1,074,530
Total Taxable Municipal Obligations (identified cost $992,584)		$ 1,074,530

U.S. Government Agencies and Instrumentalities — 3.9%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
0.25%, 8/24/23	$1,000	$ 1,000,467
6.75%, 3/15/31	1,300	1,886,044
Federal National Mortgage Association:
0.50%, 4/14/25	1,000	992,529
0.75%, 10/8/27	350	337,235
0.875%, 8/5/30	850	786,624
2.00%, 1/5/22	400	405,966
2.125%, 4/24/26	300	317,374
Total U.S. Government Agencies and Instrumentalities (identified cost $5,535,143)		$5,726,239

U.S. Government Agency Mortgage-Backed Securities — 26.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2050	$3,572	$ 3,607,812
2.50%, with various maturities to 2050	2,641	2,742,677
3.00%, with maturity at 1/1/43	541	574,607
3.50%, with various maturities to 2048	871	937,008
4.00%, with various maturities to 2048	608	658,015
4.50%, with various maturities to 2044	947	1,060,082
5.00%, with various maturities to 2040	687	782,417
6.00%, with various maturities to 2040	56	65,677
6.50%, with maturity at 10/1/37	14	15,900
Federal National Mortgage Association:
1.50%, with maturity at 9/1/35	850	854,647
2.00%, with various maturities to 2051	4,600	4,665,128
2.253%, (12 mo. USD LIBOR + 1.723%), with maturity at 9/1/38(6)	150	156,492
2.50%, with various maturities to 2050	3,584	3,709,736
3.00%, with various maturities to 2049	4,668	4,944,877
3.50%, with various maturities to 2049	4,375	4,711,032
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.00%, with various maturities to 2047	$2,334	$ 2,555,014
4.50%, with various maturities to 2044	1,439	1,610,838
5.00%, with various maturities to 2034	77	87,359
5.50%, with various maturities to 2038	309	356,292
6.00%, with various maturities to 2038	291	344,190
6.50%, with various maturities to 2036	64	74,607
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,221	2,294,616
4.00%, with various maturities to 2042	832	913,477
4.50%, with maturity at 7/20/33	79	87,308
5.00%, with various maturities to 2039	346	394,084
5.50%, with maturity at 7/20/34	42	47,597
6.00%, with various maturities to 2038	231	270,576
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $37,589,332)		$38,522,065

U.S. Treasury Obligations — 36.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$750	$ 610,137
1.375%, 8/15/50	1,000	780,625
1.875%, 2/15/51	150	133,148
2.25%, 8/15/49	650	628,786
2.50%, 2/15/45	1,000	1,021,289
3.00%, 5/15/47	1,000	1,119,727
3.125%, 11/15/41	1,000	1,139,609
3.125%, 8/15/44	1,600	1,821,437
3.125%, 5/15/48	750	860,391
3.75%, 11/15/43	1,045	1,307,515
3.875%, 8/15/40	500	630,645
4.375%, 5/15/41	700	943,359
6.25%, 8/15/23	1,000	1,143,242
8.00%, 11/15/21	1,000	1,049,362
8.125%, 5/15/21	1,000	1,009,800
U.S. Treasury Notes:
0.125%, 2/28/23	950	949,480
0.125%, 8/15/23	1,500	1,496,748
0.375%, 4/30/25	800	790,141
0.375%, 11/30/25	2,000	1,956,641
0.375%, 1/31/26	1,500	1,462,969
0.375%, 7/31/27	300	283,447
0.50%, 8/31/27	750	713,042
0.625%, 5/15/30	300	273,070

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
0.625%, 8/15/30	$1,000	$ 906,406
0.875%, 11/15/30(5)	250	231,250
1.125%, 2/29/28	500	491,328
1.50%, 2/15/30	1,400	1,383,102
1.625%, 11/15/22	2,500	2,560,352
1.75%, 5/15/22	1,600	1,629,625
1.875%, 7/31/22	1,250	1,279,492
1.875%, 7/31/26	1,100	1,149,221
2.00%, 2/15/22	2,000	2,033,927
2.00%, 2/15/25	1,500	1,580,303
2.125%, 9/30/24	2,750	2,905,493
2.25%, 11/15/24	2,000	2,123,008
2.25%, 3/31/26	1,000	1,064,824
2.25%, 2/15/27	2,100	2,230,963
2.25%, 11/15/27	1,750	1,852,915
2.625%, 6/30/23	600	632,801
2.625%, 2/15/29	1,000	1,081,895
2.75%, 11/15/23	1,000	1,065,215
2.75%, 2/15/24	3,000	3,209,238
3.125%, 11/15/28	950	1,062,645
Total U.S. Treasury Obligations (identified cost $50,283,214)		$52,598,613

Short-Term Investments — 1.0%
Other — 0.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(7)	1,288,338	$ 1,288,467
Total Other (identified cost $1,288,467)		$ 1,288,467
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(8)	232,138	$ 232,138
Total Securities Lending Collateral (identified cost $232,138)		$ 232,138
Total Short-Term Investments (identified cost $1,520,605)		$ 1,520,605
Total Investments — 99.2% (identified cost $137,765,758)		$144,702,447
Other Assets, Less Liabilities — 0.8%		$ 1,170,382
Net Assets — 100.0%		$145,872,829

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $2,645,020 or 1.8% of the Fund's net assets.
(2)	When-issued security.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(5)	All or a portion of this security was on loan at March 31, 2021. The aggregate market value of securities on loan at March 31, 2021 was $799,503 and the total market value of the collateral received by the Fund was $820,849, comprised of cash of $232,138 and U.S. government and/or agencies securities of $588,711.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at March 31, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.

Calvert
VP Investment Grade Bond Index Portfolio
March 31, 2021
Schedule of Investments (Unaudited) — continued

(8)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at March 31, 2021.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2021, the value of the Fund's investment in affiliated issuers and funds was $1,995,870, which represents 1.4% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Corporate Bonds
Morgan Stanley, 4.10%, 5/22/23(1)	$ —	$ —	$ —	$ —	$(3,415)	$ 534,830	$1,708	$ 500,000
Morgan Stanley, 5.00%, 11/24/25(1)	—	—	—	—	(2,680)	172,573	625	150,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	1,886,432	7,588,704	(8,186,669)	—	—	1,288,467	430	1,288,338
Totals				$ —	$(6,095)	$1,995,870	$2,763

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$614,768	$ —	$614,768
Commercial Mortgage-Backed Securities	—	3,166,626	—	3,166,626
Corporate Bonds	—	40,411,159	—	40,411,159
Sovereign Government Bonds	—	1,067,842	—	1,067,842
Taxable Municipal Obligations	—	1,074,530	—	1,074,530
U.S. Government Agencies and Instrumentalities	—	5,726,239	—	5,726,239
U.S. Government Agency Mortgage-Backed Securities	—	38,522,065	—	38,522,065
U.S. Treasury Obligations	—	52,598,613	—	52,598,613
Short-Term Investments:
Other	—	1,288,467	—	1,288,467
Securities Lending Collateral	232,138	—	—	232,138
Total Investments	$232,138	$144,470,309	$ —	$144,702,447
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.